U.S. SECURITIES AND EXCHANGE COMMISION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.


1. Name and address of issuer:

   COMMONWEALTH CASH RESERVE FUND, INC.
   PO Box 1192
   Richmond, Virginia 23209-1192


2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

       [X]

       NONE


3. Investment Company Act File Number:

   811-4933

   Securities Act File Number:

   33-10754


4(a). Last day of fiscal year for which this Form is filed:

      March 31, 2003


4(b). Check box if this notice is being filed late
      ( i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A-2)

			[ ]

                        Not Applicable

      Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.

                       [ ]

                       Not Applicable


5.    Calculation of registration fee:

    (i) Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                    $782,847,170

    (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:               $738,978,053

    (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the
        Commission:                                      ($  3,457,781)


     (iv) Total available redemption credits
        [add items 5(ii) and 5(iii)]:                    -$742,435,834


     (v) Net sales - if Item 5(i) is greater than
        Item 5(iv) [subtract Item 5(iv) from Item
        5(i)]:                                            $ 40,411,336


     (vi)  Redemption credits available for use in
        future years - if Item 5(i) is less than
        Item 5(iv) [subtract Item 5(iv) from
        Item 5(i)]:                                       $         -0-


     (vii) Multiplier for determining registration fee
        (See Instruction C.9):                            x  0.0000809


     (viii)Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if no fee is
        due):                                           = $      3,269


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: NONE.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                          +$         0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                          =$         0


9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

               Not Applicable


               Method of Delivery:

               [X]   Wire Transfer
               [ ]   Mail or other means


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ Jeffrey A. Laine,     President

                               Jeffrey A. Laine,     President



Date:    June 25, 2003